                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                  FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act File Number 811-03691
                                  ----------

                      LORD ABBETT MID-CAP VALUE FUND, INC.
-------------------------------------------------------------------------------
              (Exact name of registrant as specified in charter)

                     90 Hudson Street, Jersey City, NJ 07302
-------------------------------------------------------------------------------
               (Address of principal executive offices) (zip code)

           Christina T. Simmons, Vice President & Assistant Secretary
                     90 Hudson Street, Jersey City, NJ 07302
-------------------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 201-6984
                                                          ---------------------

Date of fiscal year end: 12/31
                        --------------------------
Date of reporting period: 6/30/04
                         -------------------------

ITEM 1:  REPORT TO SHAREHOLDERS.

[LORD ABBETT LOGO]


2004
   SEMI-
  ANNUAL
    REPORT

LORD ABBETT
  MID-CAP VALUE FUND


FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2004

--------------------------------------------------------------------------------
LORD ABBETT MID-CAP VALUE FUND
SEMI- ANNUAL REPORT
FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2004

DEAR SHAREHOLDERS: We are pleased to provide you with this overview of the Fund's strategies and performance for the six-month period ended June 30, 2004. On this and the following pages, we discuss the major factors that influenced performance.

     Thank you for investing in Lord Abbett Mutual Funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.


BEST REGARDS,

/s/ Robert S. Dow

ROBERT S. DOW
CHAIRMAN
--------------------------------------------------------------------------------

Q: WHAT WERE THE OVERALL MARKET CONDITIONS OF THE REPORTING PERIOD?

A: The U.S. economy continued to strengthen in the first half of 2004, largely due to strong consumer and capital spending. Corporate profits rose, triggered by a rise in industrial production. In January and February, inflation and short-term interest rates continued to remain stable. However, somewhat disappointing employment reports and higher energy prices weighed on consumer sentiment.

     In March and April, the number of jobs increased and unemployment stabilized. The U.S. housing market remained strong, and there were improvements in durable goods spending. But, retail sales dropped 0.5% in April after a 2% gain in March. Meanwhile, producer prices moved higher driven by the higher costs of gasoline and food, suggesting an inflationary trend and the possibility of an interest rate increase in the coming months.

     Beginning in April and continuing through June, unemployment stabilized. The Producer Price Index decreased 0.3% in June following a 0.8% rise in May and a 0.7% increase in April. Equity prices were roughly flat in April, May and June as investors responded to uncertainties surrounding future interest-rate hikes, the war in Iraq, the upcoming presidential election and record-high energy prices. However, on June 30, the Fed raised its fed funds rate from 1% to 1.25%, and stocks responded positively to the widely expected Fed action. (The fed funds rate is the rate at which banks lend to each other overnight.)

Q: HOW DID THE FUND PERFORM OVER THE SIX-MONTH PERIOD ENDED JUNE 30, 2004?

A: For the six-month period ended June 30, 2004, the Fund returned 9.4%, reflecting performance at the Net Asset Value (NAV) of Class A shares with all distributions reinvested, compared with its

--------------------------------------------------------------------------------

benchmark, the Russell Midcap(R) Value Index(1) which returned 7.2% over the same period. Standardized Average Annual Total Returns, which reflect performance at the maximum 5.75% sales charge applicable to Class A share investments and include the reinvestment of all distributions as of June 30, 2004, are 1 Year: 21.12%; 5 Years: 12.74% and 10 Years: 14.96%.

     PERFORMANCE DATA QUOTED REFLECT PAST PERFORMANCE AND ARE NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT SHARES, ON ANY GIVEN DAY OR WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. YOU CAN OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END BY CALLING LORD ABBETT AT 800-821-5129 OR REFERRING TO OUR WEBSITE AT www.LordAbbett.com.

Q: WHAT WERE THE MOST SIGNIFICANT FACTORS AFFECTING PERFORMANCE?

A: Stock selection and a significant overweight position within the materials sector were the greatest contributors to the Fund's performance relative to its benchmark for the six-month period. This sector includes companies that process raw materials, including paper and chemical companies. Its second largest holding within this sector, an agricultural product provider, performed well during the period due to an improved earnings outlook. Another holding within this sector, a crop nutrient supplier, benefited from the global rebound in fertilizing pricing. We believe current conditions reflect the early stages of a multi-year agricultural expansion due to low grain stocks, the weakness of the dollar and the increased worldwide demand for soybeans.

     Stock selection in the consumer discretionary sector also helped relative performance. A retailer, the portfolio's biggest consumer discretionary holding, performed well on news that the company grew faster than its competition and that the sale of a subsidiary progressed. The consumer discretionary sector includes stocks within the consumer durables, apparel, media, hotel and leisure industries. These stocks tend to move with the economy.

     Stock selection and an underweight position in financial services detracted from relative performance. The portfolio is consistently underweight versus the index within this sector due to the index's focus on bank stocks. Nonetheless, financial services is still the third largest sector in the Fund. Holdings within this sector are concentrated in the insurance industries and specialty finance companies. The underperformance for this period was due to escalating fears of decreasing rates of increases in insurance premiums.

--------------------------------------------------------------------------------

     Stock selection within the technology sector also hurt performance. Two of the portfolio's software holdings declined after reporting disappointing earnings. In both cases, the stocks remain attractive, as these software companies have the potential for expanding profitability over the coming years.

     THE FUND'S PORTFOLIO IS ACTIVELY MANAGED AND, THEREFORE, ITS HOLDINGS AND WEIGHTINGS OF A PARTICULAR ISSUER OR PARTICULAR SECTOR AS A PERCENTAGE OF PORTFOLIO ASSETS ARE SUBJECT TO CHANGE. SECTORS MAY INCLUDE MANY INDUSTRIES.

THE PROSPECTUS CONTAINS IMPORTANT INFORMATION ABOUT THE FUND, INCLUDING THE FUND'S INVESTMENT OBJECTIVES, RISKS, CHARGES AND ONGOING EXPENSES, THAT YOU SHOULD CAREFULLY CONSIDER BEFORE INVESTING. TO OBTAIN A PROSPECTUS ON THIS FUND OR ANY LORD ABBETT MUTUAL FUND, PLEASE CONTACT YOUR INVESTMENT PROFESSIONAL OR LORD ABBETT DISTRIBUTOR LLC AT 800-874-3733 OR VISIT www.LordAbbett.com. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.


(1) The Russell Midcap(R) Value Index measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000(R) Value index. Indices are unmanaged, do not reflect the deduction of fees or expenses and are not available for direct investment.

IMPORTANT PERFORMANCE AND OTHER INFORMATION

The views of the Fund's management and the portfolio holdings described in this report are as of June 30, 2004; these views and portfolio holdings may have changed subsequent to this date and they do not guarantee the future performance of the markets or the Fund. Information provided in this report should not be considered a recommendation to purchase or sell securities.

A NOTE ABOUT RISK: See Notes to Financial Statements for a discussion of investment risks. For a more detailed discussion of the risks associated with the Fund, please see the Fund's Prospectus.

PERFORMANCE: BECAUSE OF ONGOING MARKET VOLATILITY, FUND PERFORMANCE MAY BE SUBJECT TO SUBSTANTIAL FLUCTUATION. Except where noted, comparative fund performance does not account for the deduction of sales charges and would be different if sales charges were included. The Fund offers additional classes of shares with distinct pricing options. For a full description of the differences in pricing alternatives, please see the Fund's Prospectus.

MUTUAL FUNDS ARE NOT INSURED BY THE FDIC, ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY BANKS, AND ARE SUBJECT TO INVESTMENT RISKS INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

SCHEDULE OF INVESTMENTS (UNAUDITED)
JUNE 30, 2004

                                                                           VALUE
INVESTMENTS                                                  SHARES        (000)
--------------------------------------------------------------------------------
COMMON STOCKS 96.50%

AUTO COMPONENTS 2.15%
Dana Corp.^(b)                                            8,412,200  $   164,879
                                                                     -----------

CHEMICALS 8.90%
Crompton Corp.^(b)                                        7,575,600       47,726
Eastman
Chemical Co.^(b)                                          4,366,600      201,868
IMC Global, Inc.(b)                                       8,995,900      120,545
Monsanto Co.^                                             5,086,800      195,842
Potash Corp. of
Saskatchewan, Inc.(a)                                     1,185,990      114,922
                                                                     -----------
TOTAL                                                                    680,903
                                                                     -----------

COMMERCIAL SERVICES &
SUPPLIES 2.09%
R.R. Donnelley &
Sons Co.^                                                 4,852,394      160,226
                                                                     -----------

COMMUNICATIONS EQUIPMENT 1.05%
Avaya, Inc.*^                                             5,093,900       80,433
                                                                     -----------

CONTAINERS & PACKAGING 4.23%
Ball Corp.                                                2,033,500      146,514
Pactiv Corp.*^                                            7,115,400      177,458
                                                                     -----------
TOTAL                                                                    323,972
                                                                     -----------

DIVERSIFIED TELECOMMUNICATION
SERVICES 0.75%
Centurytel, Inc.^                                         1,904,300       57,205
                                                                     -----------

ELECTRIC UTILITIES 4.60%
Ameren Corp.^                                             3,397,100      145,939
CMS Energy Corp.*(b)                                      8,627,900       78,773
Northeast Utilities^                                      4,611,600       89,788
Puget Energy, Inc.^                                       1,703,100       37,315
                                                                     -----------
TOTAL                                                                    351,815
                                                                     -----------

ENERGY EQUIPMENT & SERVICES 5.10%
GlobalSantaFe Corp.^                                      3,481,000       92,247
Halliburton Co.^                                          5,787,500      175,130
Pride Int'l., Inc.*^  (b)                                 7,167,000  $   122,627
                                                                     -----------
TOTAL                                                                    390,004
                                                                     -----------

FOOD & STAPLES RETAILING 1.64%
Albertson's, Inc.^                                        1,550,200       41,142
Safeway, Inc.*^                                           2,286,600       57,942
Supervalu, Inc.^                                            853,400       26,123
                                                                     -----------
TOTAL                                                                    125,207
                                                                     -----------

FOOD PRODUCTS 2.91%
Archer-Daniels-
Midland Co.                                               8,416,075      141,222
Dean Foods Co.*^                                          2,183,200       81,455
                                                                     -----------
TOTAL                                                                    222,677
                                                                     -----------

GAS UTILITIES 2.12%
NiSource, Inc.                                            5,874,600      121,134
Southwest Gas Corp.^                                      1,707,700       41,207
                                                                     -----------
TOTAL                                                                    162,341
                                                                     -----------

HEALTHCARE EQUIPMENT &
SUPPLIES 1.95%
Bausch & Lomb, Inc.^                                      2,288,500      148,913
                                                                     -----------

HEALTHCARE PROVIDERS &
SERVICES 3.57%
Aetna, Inc.                                               1,962,000      166,770
Caremark Rx, Inc.*                                        3,241,000      106,759
                                                                     -----------
TOTAL                                                                    273,529
                                                                     -----------

HOTELS, RESTAURANTS & LEISURE 2.15%
Caesars
Entertainment, Inc.*^                                     8,369,600      125,544
Yum! Brands, Inc.*                                        1,049,300       39,055
                                                                     -----------
TOTAL                                                                    164,599
                                                                     -----------

HOUSEHOLD DURABLES 5.65%
American
Greetings Corp.*^                                         2,493,500       57,799
Leggett & Platt, Inc.^                                    4,337,300      115,849
Newell
Rubbermaid, Inc.^                                         4,088,000       96,068

                       SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2004

                                                                           VALUE
INVESTMENTS                                                  SHARES        (000)
--------------------------------------------------------------------------------
Snap-on, Inc.^(b)                                         4,272,900  $   143,356
Tupperware Corp.^                                         1,002,400       19,477
                                                                     -----------
TOTAL                                                                    432,549
                                                                     -----------

INDUSTRIAL CONGLOMERATES 1.88%
Hubbell, Inc.^(b)                                         3,088,700      144,273
                                                                     -----------

INSURANCE 12.04%
Arthur J
Gallagher & Co.^                                          1,984,100       60,416
Conseco, Inc*^                                            2,338,500       46,536
Everest Re Group Ltd.(a)                                  1,794,400      144,198
Lincoln National Corp.^                                     972,200       45,936
MBIA, Inc.^                                                 530,300       30,291
PartnerRe Ltd.^(a)                                        2,403,500      136,350
PMI Group, Inc.^                                          2,635,100      114,679
SAFECO Corp.^                                             4,276,756      188,177
Transatlantic
Holdings, Inc.^                                             142,000       11,501
XL Capital Ltd.(a)                                        1,892,600      142,816
                                                                     -----------
TOTAL                                                                    920,900
                                                                     -----------

IT SERVICES 1.11%
Computer
Sciences Corp.*^                                          1,825,000       84,735
                                                                     -----------

LEISURE EQUIPMENT &
PRODUCTS 1.89%
Foot Locker, Inc.^                                        5,936,200      144,487
                                                                     -----------

MACHINERY 4.15%
CNH Global N.V.(a)                                        2,345,558       48,412
Cummins, Inc.^                                            1,986,200      124,138
The Timken Co.^(b)                                        5,488,000      145,377
                                                                     -----------
TOTAL                                                                    317,927
                                                                     -----------

MEDIA 1.40%
Interpublic Group of
Cos., Inc.*                                               5,891,700       80,893
Metro-Goldwyn-
Mayer, Inc.*^                                             2,150,700       26,023
                                                                     -----------
TOTAL                                                                    106,916
                                                                     -----------

MULTI-LINE RETAIL 2.33%
Federated Department
Stores, Inc.                                                842,500  $    41,367
J.C. Penney Co., Inc.^                                    2,205,500       83,279
May Department
Stores Co.^                                               1,945,500       53,482
                                                                     -----------
TOTAL                                                                    178,128
                                                                     -----------

OIL & GAS 2.35%
EOG Resources, Inc.^                                      3,008,400      179,632
                                                                     -----------

PAPER & FOREST PRODUCTS 4.14%
Georgia-Pacific Corp.^                                    4,785,670      176,974
Meadwestvaco Corp.                                        4,768,300      140,140
                                                                     -----------
TOTAL                                                                    317,114
                                                                     -----------

PHARMACEUTICALS 2.06%
King
Pharmaceuticals, Inc.*                                    7,207,750       82,529
Mylan
Laboratories, Inc.                                        3,693,525       74,794
                                                                     -----------
TOTAL                                                                    157,323
                                                                     -----------

REAL ESTATE INVESTMENT TRUSTS 2.91%
Health Care Properties^                                   1,259,700       30,283
Healthcare Realty
Trust, Inc.^                                              2,119,706       79,447
Host Marriott Corp.*^                                     9,114,000      112,649
                                                                     -----------
TOTAL                                                                    222,379
                                                                     -----------

SOFTWARE 3.19%
Cadence Design
Systems, Inc.*^                                           5,609,300       82,064
Network
Associates, Inc.*^                                        3,502,300       63,497
Sybase, Inc.*^(b)                                         5,451,135       98,120
                                                                     -----------
TOTAL                                                                    243,681
                                                                     -----------

SPECIALTY RETAIL 2.60%
Limited Brands, Inc.                                      2,784,100       52,063
Office Depot, Inc.*^                                      4,454,300       79,776

                       SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (UNAUDITED)(CONCLUDED)
JUNE 30, 2004

                                                                           VALUE
INVESTMENTS                                                  SHARES        (000)
--------------------------------------------------------------------------------
Payless
ShoeSource, Inc.*^(b)                                     4,476,500  $    66,745
                                                                     -----------
TOTAL                                                                    198,584
                                                                     -----------

TEXTILES & APPAREL 1.24%
Tommy
Hilfiger Corp.*^(a)(b)                                    6,254,300       94,690
                                                                     -----------

TRADING COMPANIES &
DISTRIBUTORS 4.35%
Genuine Parts Co.^                                        4,654,100      184,675
W.W. Grainger, Inc.^                                      2,578,400      148,258
                                                                     -----------
TOTAL                                                                    332,933
                                                                     -----------
TOTAL COMMON STOCKS
(Cost $5,902,973,106)                                                  7,382,954
                                                                     ===========
SHORT-TERM INVESTMENTS 10.91%

COLLATERAL FOR SECURITIES
ON LOAN 7.28%
State Street Navigator Securities
Lending Prime
Portfolio, 1.21%(c)                                     557,338,386      557,338
                                                                     -----------

                                                          PRINCIPAL
                                                             AMOUNT        VALUE
INVESTMENTS                                                   (000)        (000)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT 3.63%
Repurchase Agreement
dated 6/30/2004,
1.35% due 7/1/2004
with State Street
Bank & Trust Co.
collateralized by
$7,280,000 of Federal
Home Loan Mortgage
Corp. at 5.25%
due 1/15/2006
and $275,850,000
of Federal National
Mortgage Assoc. at 2.0%
due 1/15/2006;
value: $283,134,339;
proceeds: $277,575,612                                   $  277,566  $   277,566
                                                                     -----------
TOTAL SHORT-TERM INVESTMENTS
(Cost $834,903,589)                                                      834,904
                                                                     ===========
TOTAL INVESTMENTS 107.41%
(Cost $6,737,876,695)                                                $ 8,217,858
                                                                     ===========

     *   Non-income producing security.
     ^   Security (or a portion of security) on loan. See Note 5.
    (a)  Foreign security traded in U.S. dollars.
    (b) Affiliated issuer (holding represents 5% or more of the underlying issuer's outstanding voting shares). See Note 9.
    (c)  Rate shown reflects 7 day yield as of June 30, 2004.

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
JUNE 30, 2004

ASSETS:
  Investment in unaffiliated issuers, at value (cost $5,516,071,040)              $  6,788,877,805
  Investment in affiliated issuers, at value (cost $1,221,805,655)                   1,428,979,714
  Receivables:
    Interest and dividends                                                               6,579,063
    Capital shares sold                                                                 32,040,666
  Prepaid expenses and other assets                                                      1,428,240
--------------------------------------------------------------------------------------------------
  TOTAL ASSETS                                                                       8,257,905,488
--------------------------------------------------------------------------------------------------
LIABILITIES:
  Payable upon return of securities on loan                                            557,338,386
  Payables:
    Investment securities purchased                                                     26,745,669
    Capital shares reacquired                                                           13,561,771
    Management fee                                                                       3,372,151
    12b-1 distribution fees                                                              3,774,117
    Fund administration                                                                    243,690
    Directors' fees                                                                        280,974
  Accrued expenses and other liabilities                                                 1,734,805
--------------------------------------------------------------------------------------------------
  TOTAL LIABILITIES                                                                    607,051,563
==================================================================================================
NET ASSETS                                                                        $  7,650,853,925
==================================================================================================
COMPOSITION OF NET ASSETS:
Paid-in capital                                                                   $  5,986,649,061
Undistributed net investment income                                                     10,668,254
Accumulated net realized gain on investments                                           173,555,786
Net unrealized appreciation on investments                                           1,479,980,824
--------------------------------------------------------------------------------------------------
NET ASSETS                                                                        $  7,650,853,925
==================================================================================================
NET ASSETS BY CLASS:
Class A Shares                                                                    $  5,049,074,737
Class B Shares                                                                    $    831,287,306
Class C Shares                                                                    $  1,024,076,932
Class P Shares                                                                    $    316,398,417
Class Y Shares                                                                    $    430,016,533
OUTSTANDING SHARES BY CLASS:
Class A Shares (500 million shares of common stock authorized, $.001 par value)        245,231,467
Class B Shares (200 million shares of common stock authorized, $.001 par value)         41,518,623
Class C Shares (200 million shares of common stock authorized, $.001 par value)         51,286,050
Class P Shares (30 million shares of common stock authorized, $.001 par value)          15,630,445
Class Y Shares (70 million shares of common stock authorized, $.001 par value)          20,897,040
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
  (NET ASSETS DIVIDED BY OUTSTANDING SHARES):
Class A Shares-Net asset value                                                    $          20.59
Class A Shares-Maximum offering price
  (Net asset value plus sales charge of 5.75%)                                    $          21.85
Class B Shares-Net asset value                                                    $          20.02
Class C Shares-Net asset value                                                    $          19.97
Class P Shares-Net asset value                                                    $          20.24
Class Y Shares-Net asset value                                                    $          20.58
==================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS (UNAUDITED)
FOR THE SIX MONTHS ENDED JUNE 30, 2004

INVESTMENT INCOME:
Dividends from unaffiliated issuers                                               $     44,402,841
Dividends from affiliated issuers                                                       10,831,730
Interest                                                                                 1,785,196
Securities lending-net                                                                     312,579
Foreign withholding tax                                                                   (170,088)
--------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                                 57,162,258
--------------------------------------------------------------------------------------------------
EXPENSES:
Management fee                                                                          18,138,945
12b-1 distribution plan-Class A                                                          8,779,179
12b-1 distribution plan-Class B                                                          3,999,374
12b-1 distribution plan-Class C                                                          4,990,486
12b-1 distribution plan-Class P                                                            559,460
Shareholder servicing                                                                    6,753,219
Professional                                                                                50,901
Reports to shareholders                                                                    335,348
Fund administration                                                                      1,409,345
Custody                                                                                    124,026
Directors' fees                                                                             61,039
Registration                                                                               385,849
Other                                                                                      613,816
--------------------------------------------------------------------------------------------------
Gross expenses                                                                          46,200,987
   Expense reductions                                                                      (23,388)
--------------------------------------------------------------------------------------------------
NET EXPENSES                                                                            46,177,599
--------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                   10,984,659
==================================================================================================
NET REALIZED AND UNREALIZED GAIN:
Net realized gain on investments in unaffiliated issuers                               146,251,589
Net realized gain on investments in affiliated issuers                                  29,067,018
Net change in unrealized appreciation on investments                                   437,022,470
==================================================================================================
NET REALIZED AND UNREALIZED GAIN                                                       612,341,077
==================================================================================================
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                              $    623,325,736
==================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                     FOR THE SIX MONTHS
                                                                    ENDED JUNE 30, 2004     FOR THE YEAR ENDED
INCREASE IN NET ASSETS                                                      (UNAUDITED)      DECEMBER 31, 2003
OPERATIONS:
Net investment income                                                $       10,984,659     $       22,038,212
Net realized gain on investments                                            175,318,607             69,875,280
Net change in unrealized appreciation on investments                        437,022,470          1,105,913,350
--------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                        623,325,736          1,197,826,842
==============================================================================================================
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
  Class A                                                                             -            (30,831,665)
  Class B                                                                             -               (276,965)
  Class C                                                                             -               (632,663)
  Class P                                                                             -             (1,165,035)
  Class Y                                                                             -             (2,985,395)
Net realized gain
  Class A                                                                             -            (44,145,088)
  Class B                                                                             -             (8,338,893)
  Class C                                                                             -            (10,576,850)
  Class P                                                                             -             (1,923,814)
  Class Y                                                                             -             (3,521,329)
--------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                                   -           (104,397,697)
==============================================================================================================
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sales of shares                                         1,255,276,144          2,693,579,695
Reinvestment of distributions                                                         -             88,445,992
Cost of shares reacquired                                                  (737,565,766)          (875,839,233)
--------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS                                          517,710,378          1,906,186,454
==============================================================================================================
NET INCREASE IN NET ASSETS                                                1,141,036,114          2,999,615,599
==============================================================================================================
NET ASSETS:
Beginning of period                                                       6,509,817,811          3,510,202,212
--------------------------------------------------------------------------------------------------------------
END OF PERIOD                                                        $    7,650,853,925     $    6,509,817,811
==============================================================================================================
UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF) NET INVESTMENT INCOME     $       10,668,254     $         (316,405)
==============================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS

                                    SIX MONTHS
                                       ENDED                                     YEAR ENDED 12/31
                                     6/30/2004      ---------------------------------------------------------------------------
                                    (UNAUDITED)         2003            2002            2001            2000            1999
PER SHARE OPERATING PERFORMANCE (CLASS A SHARES)
NET ASSET VALUE,
 BEGINNING OF PERIOD                $     18.83     $     15.39     $     17.41     $     17.03     $     13.24     $     13.31
                                    ===========     ===========     ===========     ===========     ===========     ===========
Investment operations:
  Net investment income(a)                  .04             .11             .13             .11             .12             .04
  Net realized and
    unrealized gain (loss)                 1.72            3.70           (1.80)           1.14            6.20             .48
                                    -----------     -----------     -----------     -----------     -----------     -----------
    Total from investment
      operations                           1.76            3.81           (1.67)           1.25            6.32             .52
                                    -----------     -----------     -----------     -----------     -----------     -----------
Distributions to shareholders
  from:
  Net investment income                       -            (.17)           (.07)           (.03)           (.09)           (.05)
  Net realized gain                           -            (.20)           (.28)           (.84)          (2.44)           (.54)
                                    -----------     -----------     -----------     -----------     -----------     -----------
    Total distributions                       -            (.37)           (.35)           (.87)          (2.53)           (.59)
                                    -----------     -----------     -----------     -----------     -----------     -----------
NET ASSET VALUE, END OF PERIOD      $     20.59     $     18.83     $     15.39     $     17.41     $     17.03     $     13.24
                                    ===========     ===========     ===========     ===========     ===========     ===========
Total Return(b)                            9.35%(d)       24.94%          (9.75)%          8.00%          53.30%           4.23%

RATIOS TO AVERAGE NET ASSETS
  Expenses, including expense
    reductions                              .59%(d)        1.19%           1.21%           1.22%           1.35%           1.34%
  Expenses, excluding expense
    reductions                              .59%(d)        1.19%           1.21%           1.22%           1.38%           1.34%
  Net investment income                     .23%(d)         .64%            .78%            .67%            .82%            .31%

                                    SIX MONTHS
                                       ENDED                                     YEAR ENDED 12/31
                                     6/30/2004      ---------------------------------------------------------------------------
SUPPLEMENTAL DATA:                  (UNAUDITED)         2003            2002            2001            2000            1999
===============================================================================================================================
  Net assets, end of
    period (000)                    $ 5,049,075     $ 4,226,138     $ 2,252,308     $ 1,252,040     $   589,882     $   347,306
  Portfolio turnover rate                 10.47%          16.17%          23.10%          31.52%          77.53%          64.76%
===============================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                    SIX MONTHS
                                       ENDED                                     YEAR ENDED 12/31
                                     6/30/2004      ---------------------------------------------------------------------------
                                    (UNAUDITED)         2003            2002            2001            2000            1999
PER SHARE OPERATING PERFORMANCE (CLASS B SHARES)
NET ASSET VALUE,
  BEGINNING OF PERIOD               $     18.37     $     14.97     $     16.99     $     16.72     $     13.06     $     13.17
                                    ===========     ===========     ===========     ===========     ===========     ===========
Investment operations:
  Net investment income (loss)(a)          (.02)              -(e)          .02             .01             .04            (.04)
  Net realized and
    unrealized gain (loss)                 1.67            3.61           (1.75)           1.12            6.09             .47
                                    -----------     -----------     -----------     -----------     -----------     -----------
    Total from investment
      operations                           1.65            3.61           (1.73)           1.13            6.13             .43
                                    -----------     -----------     -----------     -----------     -----------     -----------
Distributions to shareholders
  from:
  Net investment income                       -            (.01)           (.01)           (.02)           (.03)              -
  Net realized gain                           -            (.20)           (.28)           (.84)          (2.44)           (.54)
                                    -----------     -----------     -----------     -----------     -----------     -----------
    Total distributions                       -            (.21)           (.29)           (.86)          (2.47)           (.54)
                                    -----------     -----------     -----------     -----------     -----------     -----------
NET ASSET VALUE, END OF PERIOD      $     20.02     $     18.37     $     14.97     $     16.99     $     16.72     $     13.06
                                    ===========     ===========     ===========     ===========     ===========     ===========
Total Return(b)                            8.98%(d)       24.15%         (10.31)%          7.35%          52.43%           3.54%

RATIOS TO AVERAGE NET ASSETS
  Expenses, including expense
    reductions                              .90%(d)        1.82%           1.82%           1.84%           1.95%           2.02%
  Expenses, excluding expense
    reductions                              .90%(d)        1.82%           1.82%           1.84%           1.95%           2.02%
  Net investment income (loss)             (.08)%(d)        .01%            .17%            .05%            .27%           (.34)%

                                    SIX MONTHS
                                       ENDED                                     YEAR ENDED 12/31
                                     6/30/2004      ---------------------------------------------------------------------------
SUPPLEMENTAL DATA:                  (UNAUDITED)         2003            2002            2001            2000            1999
===============================================================================================================================
  Net assets, end of
    period (000)                    $   831,287     $   771,959     $   527,072     $   289,421     $    78,499     $    32,906
  Portfolio turnover rate                 10.47%          16.17%          23.10%          31.52%          77.53%          64.76%
===============================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                    SIX MONTHS
                                       ENDED                                     YEAR ENDED 12/31
                                     6/30/2004      ---------------------------------------------------------------------------
                                    (UNAUDITED)         2003            2002            2001            2000            1999
PER SHARE OPERATING PERFORMANCE (CLASS C SHARES)
NET ASSET VALUE,
  BEGINNING OF PERIOD               $     18.32     $     14.94     $     16.97     $     16.70     $     13.06     $     13.16
                                    ===========     ===========     ===========     ===========     ===========     ===========
Investment operations:
  Net investment income (loss)(a)          (.02)              -(e)          .03             .01             .04            (.04)
  Net realized and
    unrealized gain (loss)                 1.67            3.60           (1.76)           1.12            6.09             .48
                                    -----------     -----------     -----------     -----------     -----------     -----------
    Total from investment
      operations                           1.65            3.60           (1.73)           1.13            6.13             .44
                                    -----------     -----------     -----------     -----------     -----------     -----------
Distributions to shareholders
  from:
  Net investment income                       -            (.02)           (.02)           (.02)           (.05)              -
  Net realized gain                           -            (.20)           (.28)           (.84)          (2.44)           (.54)
                                    -----------     -----------     -----------     -----------     -----------     -----------
    Total distributions                       -            (.22)           (.30)           (.86)          (2.49)           (.54)
                                    -----------     -----------     -----------     -----------     -----------     -----------
NET ASSET VALUE, END OF PERIOD      $     19.97     $     18.32     $     14.94     $     16.97     $     16.70     $     13.06
                                    ===========     ===========     ===========     ===========     ===========     ===========
Total Return(b)                            9.01%(d)       24.21%         (10.30)%          7.39%          52.39%           3.62%

RATIOS TO AVERAGE NET ASSETS
  Expenses, including expense
    reductions                              .90%(d)        1.82%           1.82%           1.82%           1.99%           2.02%
  Expenses, excluding expense
    reductions                              .90%(d)        1.82%           1.82%           1.82%           1.99%           2.02%
  Net investment income                    (.08)%(d)        .01%            .17%            .06%            .27%           (.34)%

                                    SIX MONTHS
                                       ENDED                                     YEAR ENDED 12/31
                                     6/30/2004      ---------------------------------------------------------------------------
SUPPLEMENTAL DATA:                  (UNAUDITED)         2003            2002            2001            2000            1999
===============================================================================================================================
  Net assets, end of
    period (000)                    $ 1,024,077     $   975,894     $   601,416     $   274,520     $    47,729     $    13,484
  Portfolio turnover rate                 10.47%          16.17%          23.10%          31.52%          77.53%          64.76%
===============================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                    SIX MONTHS
                                       ENDED                                     YEAR ENDED 12/31
                                     6/30/2004      ---------------------------------------------------------------------------
                                    (UNAUDITED)         2003            2002            2001            2000            1999
PER SHARE OPERATING PERFORMANCE (CLASS P SHARES)
NET ASSET VALUE,
  BEGINNING OF PERIOD               $     18.52     $     15.16     $     17.18     $     16.83     $     13.12     $     13.25
                                    ===========     ===========     ===========     ===========     ===========     ===========
Investment operations:
  Net investment income(a)                  .04             .09             .11             .09             .13             .04
  Net realized and
    unrealized gain (loss)                 1.68            3.65           (1.78)           1.14            6.11             .39
                                    -----------     -----------     -----------     -----------     -----------     -----------
    Total from investment
      operations                           1.72            3.74           (1.67)           1.23            6.24             .43
                                    -----------     -----------     -----------     -----------     -----------     -----------
Distributions to shareholders
  from:
  Net investment income                       -            (.18)           (.07)           (.04)           (.09)           (.02)
  Net realized gain                           -            (.20)           (.28)           (.84)          (2.44)           (.54)
                                    -----------     -----------     -----------     -----------     -----------     -----------
    Total distributions                       -            (.38)           (.35)           (.88)          (2.53)           (.56)
                                    -----------     -----------     -----------     -----------     -----------     -----------
NET ASSET VALUE, END OF PERIOD      $     20.24     $     18.52     $     15.16     $     17.18     $     16.83     $     13.12
                                    ===========     ===========     ===========     ===========     ===========     ===========
Total Return(b)                            9.29%(d)       24.87%          (9.86)%          7.95%          53.31%           3.44%

RATIOS TO AVERAGE NET ASSETS
  Expenses, including expense
    reductions                              .62%(d)        1.27%           1.27%           1.29%           1.40%           1.45%
  Expenses, excluding expense
    reductions                              .62%(d)        1.27%           1.27%           1.29%           1.40%           1.45%
  Net investment income                     .20%(d)         .56%            .72%            .58%            .84%            .31%

                                    SIX MONTHS
                                       ENDED                                     YEAR ENDED 12/31
                                     6/30/2004      ---------------------------------------------------------------------------
SUPPLEMENTAL DATA:                  (UNAUDITED)         2003            2002            2001            2000            1999
===============================================================================================================================
  Net assets, end of
    period (000)                    $   316,398     $   178,439     $    51,014     $    13,789     $     2,278     $       409
  Portfolio turnover rate                 10.47%          16.17%          23.10%          31.52%          77.53%          64.76%
===============================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS (CONCLUDED)

                                    SIX MONTHS
                                       ENDED                             YEAR ENDED 12/31                            5/31/99(c)
                                     6/30/2004      ----------------------------------------------------------           to
                                    (UNAUDITED)         2003            2002            2001            2000          12/31/99
PER SHARE OPERATING PERFORMANCE (CLASS Y SHARES)
NET ASSET VALUE,
  BEGINNING OF PERIOD               $     18.78     $     15.38     $     17.38     $     16.97     $     13.25     $     13.06
                                    ===========     ===========     ===========     ===========     ===========     ===========
Investment operations:
  Net investment income(a)                  .08             .17             .17             .16             .18             .05
  Net realized and
    unrealized gain (loss)                 1.72            3.69           (1.79)           1.14            6.15             .14
                                    -----------     -----------     -----------     -----------     -----------     -----------
    Total from investment
      operations                           1.80            3.86           (1.62)           1.30            6.33             .19
                                    -----------     -----------     -----------     -----------     -----------     -----------
Distributions to shareholders
  from:
  Net investment income                       -            (.26)           (.10)           (.05)           (.17)              -
  Net realized gain                           -            (.20)           (.28)           (.84)          (2.44)              -
                                    -----------     -----------     -----------     -----------     -----------     -----------
    Total distributions                       -            (.46)           (.38)           (.89)          (2.61)              -
                                    -----------     -----------     -----------     -----------     -----------     -----------
NET ASSET VALUE, END OF PERIOD      $     20.58     $     18.78     $     15.38     $     17.38     $     16.97     $     13.25
                                    ===========     ===========     ===========     ===========     ===========     ===========
Total Return(b)                            9.58%(d)       25.39%          (9.43)%          8.33%          53.58%           1.45%(d)

RATIOS TO AVERAGE NET ASSETS
  Expenses, including expense
    reductions                              .40%(d)         .82%            .82%            .84%            .95%            .69%(d)
  Expenses, excluding expense
    reductions                              .40%(d)         .82%            .82%            .84%            .95%            .69%(d)
  Net investment income                     .42%(d)        1.01%           1.17%            .97%           1.27%            .41%(d)

                                    SIX MONTHS
                                       ENDED                                     YEAR ENDED 12/31
                                     6/30/2004      ---------------------------------------------------------------------------
SUPPLEMENTAL DATA:                  (UNAUDITED)         2003            2002            2001            2000            1999
===============================================================================================================================
  Net assets, end of
    period (000)                    $   430,017     $   357,388     $    78,392     $     4,162     $         2     $         1
  Portfolio turnover rate                 10.47%          16.17%          23.10%          31.52%          77.53%          64.76%
===============================================================================================================================

(a) Calculated using average shares outstanding during the period.
(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c) Commencement of offering of class shares.
(d) Not annualized.
(e) Amount represents less than $.01.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1.   ORGANIZATION

Lord Abbett Mid-Cap Value Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 (the "Act") as a diversified, open-end management investment company. The Fund was incorporated under Maryland law on March 14, 1983.

The Fund's investment objective is to seek capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace. The Fund offers five classes of shares: Classes A, B, C, P and Y, each with different expenses and dividends. A front-end sales charge is normally added to the net asset value ("NAV") for Class A shares. There is no front-end sales charge in the case of the Class B, C, P and Y shares, although there may be a contingent deferred sales charge ("CDSC") as follows: certain redemptions of Class A shares made within 24 months following any purchase made without a sales charge; Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase. Class B shares will convert to Class A shares on the eighth anniversary of the original purchase of Class B shares.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.   SIGNIFICANT ACCOUNTING POLICIES

(a) INVESTMENT VALUATION-Securities traded on any recognized U.S. or non-U.S. exchange or on NASDAQ, Inc. are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b) SECURITY TRANSACTIONS-Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains or losses are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c) INVESTMENT INCOME-Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discounts are accreted and premiums are amortized using the effective interest method. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d) FEDERAL TAXES-It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no federal income tax provision is required.

(e) EXPENSES-Expenses, excluding class specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, B, C and P shares bear all expenses and fees relating to their respective 12b-1 Distribution Plans.

(f) SECURITIES LENDING-The Fund may lend its securities to member banks of the Federal Reserve System and to registered broker/dealers approved by the Fund. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to 102% of the market value of the domestic securities loaned (105% in the case of foreign securities loaned) as determined at the close of business on the preceding business day. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. Lending portfolio securities could result in a loss or delay in recovering the Fund's securities if the borrower defaults.

(g) REPURCHASE AGREEMENTS-The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which the Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, U.S. Government securities or U.S. government sponsored enterprises securities having a value equal to, or in excess of, the value of the repurchase agreement. If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

3.   MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEE
The Fund has a management agreement with Lord, Abbett & Co. LLC ("Lord Abbett") pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, pays the remuneration of officers, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund's investment portfolio. The management fee is based on average daily net assets at the following annual rates:

------------------------------------
First $200 million              .75%
Next $300 million               .65%
Over $500 million               .50%

Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement at the annual rate of .04% of the Fund's average daily net assets.

12b-1 DISTRIBUTION PLANS
The Fund has adopted a distribution plan with respect to one or more classes of shares pursuant to Rule 12b-1 of the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC ("Distributor"), an affiliate of Lord Abbett. The fees are accrued daily at annual rates based upon average daily net assets as follows:

FEE                                   CLASS A     CLASS B     CLASS C     CLASS P
---------------------------------------------------------------------------------
Service                               .25%(1)        .25%        .25%        .20%
Distribution                          .10%(2)        .75%        .75%        .25%

(1) Annual service fee on shares sold prior to June 1, 1990 is .15% of the average daily net asset value attributable to Class A.

(2) In addition, the Fund pays a one-time distribution fee of up to 1% on certain qualifying purchases, which is generally amortized over a two-year period. The Fund collected $32,775 of CDSCs during the six months ended June 30, 2004.

Class Y does not have a distribution plan.

COMMISSIONS
Distributor received the following commissions on sales of Class A shares of the Fund, after concessions were paid to authorized dealers, for the six months ended June 30, 2004:

DISTRIBUTOR                  DEALERS'
COMMISSIONS                  CONCESSIONS
----------------------------------------
$  436,168                  $  2,508,460

One Director and certain of the Fund's officers have an interest in Lord Abbett.

4.   DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARD

Dividends from net investment income, if any, are declared and paid at least annually. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in capital.

The tax character of distributions paid during the six months ended June 30, 2004 and fiscal year ended December 31, 2003 are as follows:

                                              SIX MONTHS ENDED       YEAR ENDED
                                         6/30/2004 (UNAUDITED)       12/31/2003
-------------------------------------------------------------------------------
Distributions paid from:
Ordinary income                                     $        -    $  47,660,363
Net long-term capital gains                                  -       56,737,334
-------------------------------------------------------------------------------
    Total distributions paid                        $        -    $ 104,397,697
===============================================================================

As of June 30, 2004, the Fund's aggregate unrealized security gains and losses based on cost for U.S. Federal income tax purposes are as follows:

Tax cost                                    $   6,739,639,516
-------------------------------------------------------------
Gross unrealized gain                           1,603,037,016
Gross unrealized loss                            (124,819,013)
-------------------------------------------------------------
     Net unrealized security gain           $   1,478,218,003
=============================================================

The difference between book-basis and tax-basis unrealized gains (losses) is primarily attributable to wash sales and other temporary tax adjustments.

5.   PORTFOLIO SECURITIES TRANSACTIONS

As of June 30, 2004, the value of securities loaned is $551,664,115. These loans are collateralized by cash of $557,338,386, which is invested in a restricted money market account and U.S. Treasury securities with a value of $3,448,980. In connection with the securities lending program, State Street Bank and Trust Company ("SSB") received fees of $133,963 for the six months ended June 30, 2004, which are netted against securities lending income on the Statement of Operations.

Purchases and sales of investment securities (other than short-term investments) for the six months ended June 30, 2004 are as follows:

PURCHASES                 SALES
----------------------------------------
$  1,310,045,087          $  707,256,346

There were no purchases or sales of U.S. Government securities for the six months ended June 30, 2004.

6.   DIRECTORS' REMUNERATION

The Fund's officers and the one Director who are associated with Lord Abbett do not receive any compensation from the Fund for serving in such capacities. Outside Directors' fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity based plan available to all outside Directors under which outside Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Directors' fees. The deferred amounts are treated as though equivalent dollar amounts have been invested proportionately in the funds. Such amounts and earnings accrued thereon are included in Director's fees on the Statement of Operations and Directors' fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

7.   EXPENSE REDUCTIONS

The Fund has entered into arrangements with its transfer agent and custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's expenses.

8.   LINE OF CREDIT

The Fund, along with certain other funds managed by Lord Abbett, has available a $200,000,000 unsecured revolving credit facility ("Facility"), from a consortium of banks, to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Any borrowings under this Facility will bear interest at current market rates as defined in the agreement. The fee for this Facility is an annual rate of .09%. At June 30, 2004, there were no loans outstanding pursuant to this Facility nor was the Facility utilized at any time during the six months.

9.   TRANSACTIONS WITH AFFILIATED ISSUERS

An affiliated issuer is one in which the Fund has ownership of at least 5% of the voting securities of the underlying issuer. The Fund had the following transactions with affiliated issuers during the six months ended June 30, 2004:

                                                                                                          REALIZED       DIVIDEND
                              BALANCE OF                              BALANCE OF             VALUE     GAIN (LOSS)         INCOME
                             SHARES HELD       GROSS        GROSS    SHARES HELD                AT        1/1/2004       1/1/2004
AFFILIATED ISSUER          AT 12/31/2003   ADDITIONS        SALES   AT 6/30/2004         6/30/2004    TO 6/30/2004   TO 6/30/2004
---------------------------------------------------------------------------------------------------------------------------------
Bausch & Lomb, Inc.(a)         2,936,300      27,900     (675,700)     2,288,500   $   148,912,695   $  19,787,248   $    657,904
Big Lots, Inc.(a)              6,174,200      24,600    6,198,800              -                 -       6,901,778              -
CMS Energy Corp.               8,260,900     367,000            -      8,627,900        78,772,727               -              -
Crompton Corp.                 7,496,400      79,200            -      7,575,600        47,726,280               -        753,620
Dana Corp.                     7,815,600     651,200      (54,600)     8,412,200       164,879,120         492,459              -
Eastman Chemical Co.           4,538,400     158,000     (329,800)     4,366,600       201,867,918       1,794,594      3,881,504
Hubbell, Inc.                  3,058,300      30,400            -      3,088,700       144,273,177               -      2,028,510
IMC Global, Inc.               9,300,900      96,200     (401,200)     8,995,900       120,545,060      (2,050,994)             -
Payless ShoeSource, Inc.       4,429,700      46,800            -      4,476,500        66,744,615               -              -
Pride Int'l., Inc.             5,995,800   1,171,200            -      7,167,000       122,627,370               -              -
Snap-on, Inc.                  4,169,600     103,300            -      4,272,900       143,355,795               -      2,116,150
Sybase, Inc.                   5,100,535     350,600            -      5,451,135        98,120,430               -              -
The Timken Co.                 5,511,000     208,200     (231,200)     5,488,000       145,377,120       2,141,933      1,394,042
Tommy Hilfiger Corp.           6,062,100     192,200            -      6,254,300        94,690,102               -              -
---------------------------------------------------------------------------------------------------------------------------------
Total                                                                              $ 1,577,892,409   $  29,067,018   $ 10,831,730
---------------------------------------------------------------------------------------------------------------------------------

(a) No longer an affiliated issuer as of June 30, 2004.

10.  CUSTODIAN AND ACCOUNTING AGENT

SSB is the Fund's custodian and accounting agent. SSB performs custodian, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund's NAV.

11.  INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing, as well as the particular risks associated with value and mid-sized company stocks. The value of an investment will fluctuate in response to movements in the stock market in general, and to the changing prospects of individual companies in which the Fund invests. The market may fail to recognize for a long time the intrinsic value of particular value stocks the Fund may hold. The mid-sized company stocks in which the Fund invests may be less able to weather economic shifts or other adverse developments than those of larger, more established companies. In addition, if the Fund's assessment of a company's value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market. These factors can affect Fund performance.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)(CONCLUDED)

12.  SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock are as follows:

                                                             SIX MONTHS ENDED                            YEAR ENDED
                                                    JUNE 30, 2004 (UNAUDITED)                     DECEMBER 31, 2003
-------------------------------------------------------------------------------------------------------------------
CLASS A SHARES                                      SHARES             AMOUNT             SHARES             AMOUNT
-------------------------------------------------------------------------------------------------------------------
Shares sold                                     49,024,330    $   969,891,971        113,553,090    $ 1,841,243,578
Reinvestment of distributions                            -                  -          3,768,549         66,698,176
Shares reacquired                              (28,253,222)      (557,141,898)       (39,223,484)      (633,736,702)
-------------------------------------------------------------------------------------------------------------------
Increase                                        20,771,108    $   412,750,073         78,098,155    $ 1,274,205,052
-------------------------------------------------------------------------------------------------------------------

CLASS B SHARES
-------------------------------------------------------------------------------------------------------------------
Shares sold                                      1,768,331    $    33,979,580         11,120,424    $   171,106,655
Reinvestment of distributions                            -                  -            379,963          6,779,975
Shares reacquired                               (2,281,525)       (43,784,225)        (4,684,934)       (72,519,921)
-------------------------------------------------------------------------------------------------------------------
Increase                                          (513,194)   $    (9,804,645)         6,815,453    $   105,366,709
-------------------------------------------------------------------------------------------------------------------

CLASS C SHARES
-------------------------------------------------------------------------------------------------------------------
Shares sold                                      2,525,041    $    48,378,830         19,878,667    $   306,653,689
Reinvestment of distributions                            -                  -            405,819          7,181,722
Shares reacquired                               (4,518,335)       (86,571,039)        (7,273,778)      (113,878,842)
-------------------------------------------------------------------------------------------------------------------
Increase                                        (1,993,294)   $   (38,192,209)        13,010,708    $   199,956,569
-------------------------------------------------------------------------------------------------------------------

CLASS P SHARES
-------------------------------------------------------------------------------------------------------------------
Shares sold                                      7,098,765    $   137,263,295          8,060,495    $   128,853,213
Reinvestment of distributions                            -                  -             96,168          1,697,470
Shares reacquired                               (1,104,640)       (21,400,273)        (1,884,769)       (30,720,408)
-------------------------------------------------------------------------------------------------------------------
Increase                                         5,994,125    $  (115,863,022)         6,271,894    $    99,830,275
-------------------------------------------------------------------------------------------------------------------

CLASS Y SHARES
-------------------------------------------------------------------------------------------------------------------
Shares sold                                      3,323,949    $    65,762,468         15,089,600    $   245,722,560
Reinvestment of distributions                            -                  -            340,405          6,088,649
Shares reacquired                               (1,454,652)       (28,668,331)        (1,498,846)       (24,983,360)
-------------------------------------------------------------------------------------------------------------------
Increase                                         1,869,297    $    37,094,137         13,931,159    $   226,827,849
-------------------------------------------------------------------------------------------------------------------

HOUSEHOLDING

The Fund has adopted a policy that allows it to send only one copy of the Fund's Prospectus, proxy material, annual report and semi-annual report to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 800-821-5129 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund's portfolio securities is available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett's web site at www.LordAbbett.com, and (iii) on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

SHAREHOLDER REPORTS AND QUARTERLY PORTFOLIO DISCLOSURE

The Fund will be required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q for fiscal quarters ending on or after July 9, 2004. Once filed, the Fund's Form N-Q will be available without charge, upon request on the SEC's website at www.sec.gov and may be available by calling Lord Abbett at 800-821-5129; or on Lord Abbett's website at www.LordAbbett.com. You can also obtain copies of Form N-Q by (i) visiting the SEC's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC's Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfo@sec.gov.

[LORD ABBETT(R) LOGO]


 This report when not used for
  the general information of
shareholders of the Fund, is to
be distributed only if preceded
or accompanied by a current Fund
          Prospectus.            Lord Abbett Mid-Cap Value Fund, Inc.

 Lord Abbett Mutual Fund shares
      are distributed by:
  LORD ABBETT DISTRIBUTOR LLC
90 Hudson Street - Jersey City,
    New Jersey 07302-3973                                           LAMCVF-3-604
                                                                          (8/04)

ITEM 2:     CODE OF ETHICS.
            Not applicable

ITEM 3:     AUDIT COMMITTEE FINANCIAL EXPERT.
            Not applicable.

ITEM 4:     PRINCIPAL ACCOUNTANT FEES AND SERVICES.
              Not applicable.

ITEM 5:     AUDIT COMMITTEE OF LISTED REGISTRANTS.
              Not applicable.

ITEM 6:     SCHEDULE OF INVESTMENTS.
              Not applicable.

ITEM 7: DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
              Not applicable.

ITEM 8: PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
              Not applicable.

ITEM 9:     SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
            Not Applicable.

ITEM 10:    CONTROLS AND PROCEDURES.

       (a) Based on their evaluation of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of August 25, 2004, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

       (b) There were no significant changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 11: EXHIBITS.

ITEM 11(a): NOT APPLICABLE.ITEM 11(b):

       (i) Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as a part of EX-99.CERT.

       (ii) Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto as a part of EX-99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


                                      LORD ABBETT MID-CAP VALUE
                                      FUND, INC.

                                      /s/Robert S. Dow
                                      ----------------
                                      Robert S. Dow
                                      Chief Executive Officer,
                                      Chairman and President


                                      /s/Joan A. Binstock
                                      -------------------
                                      Joan A. Binstock
                                      Chief Financial Officer and Vice President


Date: August 25, 2004

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


                                      LORD ABBETT MID-CAP VALUE FUND, INC.

                                      /s/Robert S. Dow
                                      ----------------
                                      Robert S. Dow
                                      Chief Executive Officer,
                                      Chairman and President


                                      /s/Joan A. Binstock
                                      -------------------
                                      Joan A. Binstock
                                      Chief Financial Officer and Vice President


Date: August 25, 2004